RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS
	September 30, 2025	September 30, 2024
Due from a related party
Shaozhang Lin (1)	$17,486	$-
Total	$17,486	$-

Due to related parties
Jinhou Sun (2)	$-	$164,586
Baiyan (Guangzhou) Investment Partnership (Limited partnership) (3)	-	793,706
Shaozhang Lin (1)	-	43,890
Shengkai (Guangzhou) Investment Partnership (Limited partnership) (4)	-	64,937
Total	$-	$1,067,119

(1)	Shaozhang Lin is the legal representative of the Company.

(2)	Jinhou Sun is one of the founders and major shareholder of the Company.

(3)	Baiyan (Guangzhou) Investment Partnership (Limited partnership) (“Baiyan”) is the indirect shareholder of the Company from April 21, 2023.

(4)	Shengkai (Guangzhou) Investment Partnership (Limited Partnership) (“Shengkai”) is the indirect shareholder of the Company from April 21, 2023.